First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.1%
	COMMUNICATIONS — 2.6%
205,713	Electronic Arts, Inc.[1]	$42,179,394
	CONSUMER DISCRETIONARY — 12.8%
294,240	Berto Acquisition Corp.*,2	3,086,577
342,943	Caesars Entertainment Corp.*	10,350,020
1,647	Carnival Corp.[2]	47,055
1,063,120	Global Business Travel Group I*	9,982,697
2,570,972	Taylor Morrison Home Corp. - Class A*	184,441,531
		207,907,880
	CONSUMER STAPLES — 0.1%
84,966	Kenvue, Inc.	1,623,700
	ENERGY — 5.8%
4,533,205	ARC Resources Ltd.[2]	95,247,486
	FINANCIALS — 37.3%
246,528	1RT Acquisition Corp. - Class A*,2	2,524,447
215,174	AA Mission Acquisition Corp. II - Class A*,2	2,186,168
257,564	ACP Holdings Acquisition Corp. - Class A*,2	2,560,186
172,592	Activate Energy Acquisition Corp. - Class A*,2	1,725,920
635,226	Agriculture & Natural Solutions Acquisition Corp. - Class A*,2	7,209,815
649,911	Aimei Health Technology Co., Ltd.[2,3]	7,389,488
172,512	Alussa Energy Acquisition Corp. II - Class A*,2	1,732,020
43,030	American Exceptionalism Acquisition Corp. - Class A*,2	508,615
534,420	Andretti Acquisition Corp. II - Class A*,2	5,745,015
563,400	Apex Treasury Corp. - Class A*,2	5,662,170
406,225	Apogee Acquisition Corp. - Class A*,2	4,041,939
171,728	Archimedes Tech SPAC Partners III Co.*,2	1,718,997
382,749	Armada Acquisition Corp. II - Class A*,2	3,988,245
57,104	Art Technology Acquisition Corp. - Class A*,2	567,614
313,581	Artius II Acquisition, Inc. - Class A*,2	3,286,329
370,216	Axiom Intelligence Acquisition Corp. I - Class A*,2	3,828,033
128,245	Bain Capital GSS Investment Corp. - Class A*,2	1,317,076
303,196	Black Spade Acquisition III Co. - Class A*,2	3,016,800
206,326	Blue Water Acquisition Corp. - Class A*,2	2,127,221
286,905	Bluerock Acquisition Corp. - Class A*,2	2,863,312
635,939	BTC Development Corp. - Class A*,2	6,397,546
86,256	Bullpen Parlay Acquisition Co. - Class A*,2	872,911
327,136	Cal Redwood Acquisition Corp. - Class A*,2	3,369,501
257,280	Cambridge Acquisition Corp. - Class A*,2	2,552,218
283,414	Cantor Equity Partners I, Inc. - Class A2	3,009,857
859,811	Cantor Equity Partners IV, Inc. - Class A*,2	8,942,034
521,724	Cantor Equity Partners V, Inc. - Class A*,2	5,380,279

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
171,517	Cantor Equity Partners VI, Inc. - Class A*,2	$1,778,631
214,090	Cantor Equity Partners VII, Inc. - Class A*,2	2,160,168
425,657	ChampionsGate Acquisition Corp. - Class A*,2	4,431,089
716,459	Charlton Aria Acquisition Corp. - Class A*,2,3	7,716,263
164,578	Cohen Circle Acquisition Corp. II - Class A*,2	1,695,153
584,860	Collective Acquisition Corp. - Class A*,2	6,100,090
602,030	Collective Acquisition Corp. II - Class A*,2	5,960,097
300,153	Colombier Acquisition Corp. II - Class A*,2	3,076,568
424,174	Columbus Circle Capital Corp. II - Class A*,2	4,296,883
516,883	Crane Harbor Acquisition Corp. II - Class A*,2	5,241,194
343,986	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,2	3,488,018
321,502	D Boral Acquisition I Corp. - Class A*,2	3,205,375
306,738	D Boral ARC Acquisition I Corp. - Class A*,2	3,199,277
731,139	Digital Asset Acquisition Corp. - Class A*,2	7,589,223
1,147,836	DigitalBridge Group, Inc. - Class A	18,112,852
675,366	Drugs Made In America Acquisition Corp.*,2	7,192,648
913,211	Drugs Made In America Acquisition II Corp.*,2	9,186,903
149,484	Duddell Street Acquisition Corp. - Class A*,2	1,508,294
303,437	Dynamix Corp. III - Class A*,2	3,031,336
515,292	EQV Ventures Acquisition Corp. II - Class A*,2	5,245,673
303,621	Evolution Global Acquisition Corp. - Class A*,2	3,042,282
372,349	Fifth Era Acquisition Corp. I - Class A*,2	3,879,877
209,438	FIGX Capital Acquisition Corp. - Class A*,2	2,142,551
513,282	Future Money Acquisition Corp. - Class A*,2	5,117,422
238,025	FutureCrest Acquisition Corp. - Class A*,2	2,451,657
404,792	Gesher Acquisition Corp. II - Class A*,2	4,230,076
51,802	GigCapital9 Corp. - Class A*,2	514,394
407,455	Globa Terra Acquisition Corp. - Class A*,2	4,200,861
613,047	Graf Global Corp. - Class A	6,639,299
302,936	GSR IV Acquisition Corp. - Class A*,2	3,077,830
431,446	Hall Chadwick Acquisition Corp. - Class A*,2	4,331,718
428,312	HCM IV Acquisition Corp. - Class A*,2	4,304,536
101,878	Helix Acquisition Corp. III - Class A*,2	1,079,907
214,874	Highview Merger Corp. - Class A*,2	2,180,971
430,560	Idea Acquisition Corp. - Class A*,2	4,262,544
432,085	Inflection Point Acquisition Corp. III - Class A*,2	4,459,117
359,198	Inflection Point Acquisition Corp. VI - Class A*,2	3,714,107
469,164	Insight Digital Partners II - Class A*,2	4,719,790
427,056	Invest Green Acquisition Corp. - Class A*,2	4,274,831
344,836	Iris Acquisition Corp. II - Class A*,2	3,420,773
516,918	Iron Horse Acquisition II Corp.*,2	5,184,688

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
258,442	ITHAX Acquisition Corp. III - Class A*,2	$2,579,251
477,663	Jackson Acquisition Co. II - Class A*,2	5,082,334
1,023,591	Janus Henderson Group PLC[2]	53,175,552
183,044	Jena Acquisition Corp. II - Class A*,2	1,896,336
85,590	K&F Growth Acquisition Corp. II - Class A*,2	903,830
301,985	K2 Capital Acquisition Corp. - Class A*,2	3,004,751
642,232	Keystone Acquisition Corp. - Class A*,2	6,332,407
214,556	KRAKacquisition Corp. - Class A*,2	2,145,560
258,482	LaFayette Acquisition Corp.*,2	2,613,253
429,464	Lafayette Digital Acquisition Corp. I - Class A*,2	4,286,051
1,866,241	Launch One Acquisition Corp. - Class A*,2,3	20,267,377
150,259	Legato Merger Corp. IV*,2	1,490,569
86,296	LF Capital Acquisition Corp. II - Class A*,2	862,528
768,054	Lionheart Holdings - Class A*,2	8,271,942
514,974	M Evo Global Acquisition Corp. II - Class A*,2	5,108,542
343,728	M3-Brigade Acquisition VI Corp. - Class A*,2	3,481,965
218,631	Melar Acquisition Corp. I - Class A*,2	2,378,705
646,050	Meshflow Acquisition Corp. - Class A*,2	6,466,960
299,964	Metals Acquisition Corp. - Class A*,2	3,044,635
515,308	Mountain Lake Acquisition Corp. II - Class A*,2	5,117,008
215,704	Muzero Acquisition Corp. - Class A*,2	2,141,941
26,666	New America Acquisition I Corp. - Class A*	270,660
755,459	NewHold Investment Corp. II - Class A*,2	8,226,948
1,463,170	Open Lending Corp. - Class A*	4,550,459
69,971	OTG Acquisition Corp. I - Class A*,2	710,905
125,106	Oyster Enterprises II Acquisition Corp. - Class A*,2	1,289,843
412,498	Pioneer Acquisition I Corp. - Class A*,2	4,211,605
254,968	Plum Acquisition Corp. IV2	2,720,509
171,840	Pono Capital Four, Inc. - Class A*,2	1,711,526
215,276	ProCap Acquisition Corp.*,2	2,217,343
2,802	Prosperity Bancshares, Inc.	204,606
214,568	Pyrophyte Acquisition Corp. II - Class A*,2	2,188,594
274,904	Renatus Tactical Acquisition Corp. I - Class A*,2	2,880,994
292,586	Republic Digital Acquisition Co. - Class A*,2	3,019,487
469,553	RF Acquisition Corp. II*,2,3	5,174,474
293,004	Rithm Acquisition Corp. - Class A*,2	3,064,822
375,130	Roman DBDR Acquisition Corp. II - Class A*,2	3,953,870
387,009	RRE Ventures Acquisition Corp. - Class A*,2	3,827,519
258,888	Safeguard Acquisition Corp. - Class A*,2	2,604,413
582,567	SC II Acquisition Corp. - Class A*,2	5,843,147
1,092,719	Siddhi Acquisition Corp. - Class A*,2	11,364,278

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
303,378	Silicon Valley Acquisition Corp. - Class A*,2	$3,061,084
372,735	Silverbox Corp. IV - Class A*,2	4,029,265
172,638	SilverBox Corp. V - Class A*,2	1,736,738
333,100	Sizzle Acquisition Corp. II*	3,452,581
85,806	Solarius Capital Acquisition Corp. - Class A*,2	882,086
879,500	Soulpower Acquisition Corp. - Class A*,2	9,102,825
171,642	Space Asset Acquisition Corp. - Class A*,2	1,743,883
128,670	Spartacus Acquisition Corp. - Class A*,2	1,286,700
428,892	Spring Valley Acquisition Corp. IV - Class A*,2	4,374,698
7,367	Stellar Bancorp, Inc.	289,670
344,990	Tailwind 2.0 Acquisition Corp. - Class A*,2	3,461,975
344,668	TGE Value Creative Solutions Corp. - Class A*,2	3,426,000
294,320	Titan Acquisition Corp. - Class A*,2	3,063,871
172,110	Trailblazer Acquisition Corp. - Class A*,2	1,741,753
900,280	Vendome Acquisition Corp. I - Class A*,2	9,200,862
303,308	Vine Hill Capital Investment Corp. II - Class A*,2	3,027,014
727,240	Webster Financial Corp.	55,575,681
448,814	Wen Acquisition Corp. - Class A*,2	4,618,296
301,007	West Enclave Merger Corp.*,2	2,985,989
94,228	Willow Lane Acquisition Corp. II - Class A*,2	963,010
262,128	Yorkville Acquisition Corp. - Class A*,2	2,676,327
		607,356,529
	HEALTH CARE — 12.3%
535,455	Apogee Therapeutics, Inc.*,1	71,070,942
1,012,329	Avanos Medical, Inc.*,1	25,186,746
356,498	Catalyst Pharmaceuticals, Inc.*	11,204,732
717,017	Nuvalent, Inc. - Class A*,1	88,551,599
334,385	Organon & Co.	4,527,573
		200,541,592
	INDUSTRIALS — 12.9%
740,752	Chart Industries, Inc.*,1	154,772,723
440,023	Information Services Corp. - Class A2	15,822,586
94,222	TopBuild Corp.*	40,153,278
		210,748,587
	MATERIALS — 0.0%
1	Coeur Mining, Inc.	16
	REAL ESTATE — 10.3%
36,629	AvalonBay Communities, Inc. - REIT	6,911,526
1,768,875	National Storage Affiliates Trust	78,661,871

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
2,102,764	Sila Realty Trust, Inc.	$63,839,915
929,512	Whitestone - REIT	17,623,548
		167,036,860
	TOTAL COMMON STOCKS
	(Cost $1,512,924,844)	1,532,642,044
	MASTER LIMITED PARTNERSHIPS — 0.0%
—	Western Midstream Partners LP	7
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $6)	7
	RIGHTS — 0.0%
287,741	Abiomed, Inc., Expiration Date: December 30, 2029*,4	293,496
192,070	TPG, Inc., Expiration Date: February 12, 2027*	1,921
	TOTAL RIGHTS
	(Cost $293,496)	295,417

Number of Units
	SPECIAL PURPOSE ACQUISITION COMPANIES — 1.7%
	FINANCIALS — 1.7%
163,535	Aeon Acquisition I Corp.*,2	1,651,704
540,212	AmperCap Acquisition Co.*,2	5,418,326
1,067,045	Ares Acquisition Corp.*,2	10,723,802
193,720	Centurion Acquisition Corp. - Class A2,4	2
242,151	Centurion Acquisition Corp. - Class B2,4	3
273	Energy Transition Special Opportunities*,2	2,727
196,235	GP-Act III Acquisition Corp. - Class A2,4	2
245,295	GP-Act III Acquisition Corp. - Class B2,4	3
342,579	JAB Acquisition Corp. I*,2	3,436,067
65,816	Kensington Capital Acquisition Corp. IV*,2	658,818
1	Keystone Acquisition Corp.*,2	10
61,392	Tribeca Strategic Acquisition Corp.*,2	610,850
513,827	Yorkville International Capital Corp.*,2	5,163,961
		27,666,275
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
	(Cost $28,031,293)	27,666,275

Number of Shares
	WARRANTS — 0.0%
15,305	Black Spade Acquisition III Co., Expiration Date: January 26, 2031*,2	5,510
172,981	Collective Acquisition Corp. II, Expiration Date: June 22, 2031*,2	43,262

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
296,282	Keystone Acquisition Corp., Expiration Date: May 4, 2031*,2	$132,171
43,608	KRAKacquisition Corp., Expiration Date: March 20, 2031*,2	20,496
82,527	Muzero Acquisition Corp., Expiration Date: December 10, 2030*,2	23,108
38,823	Yorkville Acquisition Corp., Expiration Date: June 6, 2030*,2	9,950
	TOTAL WARRANTS
	(Cost $0)	234,497

Principal Amount ($)
	SHORT-TERM INVESTMENTS — 6.8%
47,247,717	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.49%[1,5]	47,247,717
63,659,527	UMB Bank, Money Market Special II Deposit Investment, 3.48%[5]	63,659,527
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $110,907,244)	110,907,244
	TOTAL INVESTMENTS — 102.6%
	(Cost $1,652,156,883)	1,671,745,484
	Liabilities in Excess of Other Assets — (2.6)%	(42,826,857)
	TOTAL NET ASSETS — 100.0%	$1,628,918,627

Number of Shares
	SECURITIES SOLD SHORT — (12.0)%
	COMMON STOCKS — (12.0)%
	CONSUMER DISCRETIONARY — (1.0)%
(1,647)	Carnival Corp.[2]	(47,055)
(962,100)	QXO, Inc.*	(16,625,088)
		(16,672,143)
	CONSUMER STAPLES — (0.1)%
(12,421)	Kimberly-Clark Corp.	(1,363,453)
	ENERGY — (4.3)%
(1,824,486)	Shell PLC[2]	(70,980,467)
	FINANCIALS — (1.3)%
(1,494,332)	Banco Santander S.A. - ADR[2]	(20,621,782)
(2,802)	Prosperity Bancshares, Inc.	(204,630)
		(20,826,412)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — (5.3)%
(102,304)	Equity Residential - REIT	$(6,949,511)
(247,627)	Public Storage	(78,822,150)
		(85,771,661)
	TOTAL COMMON STOCKS
	(Proceeds $193,516,114)	(195,614,136)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $193,516,114)	$(195,614,136)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Nuvalent, Inc. - Class A
(1,546)	Exercise Price: $125.00, Notional Amount: $(19,325,000), Expiration Date: July 17, 2026*	(11,595)
	Organon & Co.
(1)	Exercise Price: $14.00, Notional Amount: $(1,400), Expiration Date: September 18, 2026*	(10)
	Taylor Morrison Home Corp.
(2,033)	Exercise Price: $75.00, Notional Amount: $(15,247,500), Expiration Date: July 17, 2026*	(10,165)
	TOTAL CALL OPTIONS
	(Proceeds $38,710)	(21,770)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $38,710)	$(21,770)

ADR — American Depository Receipt

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $302,920,626, which represents 18.60% of the total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 2.5%
AA Mission Acquisition Corp. - Class A(1)	-	$28,409,281	$4,804	$(27,032,121)	$-	$(1,381,964)	$-	-
Agriculture & Natural Solutions Acquisition Corp. - Class A(1)	635,226	30,894,962	5,037	(31,173,133)	2,009,607	(1,736,473)	-	-
AI Transportation Acquisition Corp.(1)	-	5,571,071	-	(5,589,932)	362,772	(343,911)	-	-
Aimei Health Technology Co., Ltd.	649,911	7,356,992	-	-	-	32,496	7,389,488	-
Bleichroeder Acquisition Corp. I - Class A(1)	-	18,647,504	-	(19,788,167)	1,826,889	(686,226)	-	-
Centurion Acquisition Corp. - Class A(1)	-	26,157,744	-	(25,194,680)	337,878	(1,300,942)	-	-
Charlton Aria Acquisition Corp. - Class A	716,459	7,436,844	-	-	-	279,419	7,716,263	-
Drugs Made In America Acquisition Corp.(1)	675,366	19,813,788	-	(19,966,307)	626,034	(473,515)	-	-
Embrace Change Acquistion Corp.(1)	-	2,174,400	-	(2,001,668)	-	(172,732)	-	-
GP Act III Acquisition Corp. - Class A(1)	-	20,114,634	-	(18,978,348)	-	(1,136,286)	-	-
Graf Global Corp. - Class A(1)	-	20,356,123	-	(19,305,153)	-	(1,050,970)	-	-
Horizon Space Acquisition I Corp.(1)	-	3,454,651	-	(2,984,059)	-	(470,592)	-	-
Launch One Acquisition Corp. - Class A	1,866,241	19,632,855	-	-	-	634,522	20,267,377	-
Legato Merger Corp. III(1)	-	17,275,816	-	(16,724,764)	380,426	(931,478)	-	-
Lionheart Holdings - Class A(1)	768,054	20,370,556	-	(20,386,840)	999,287	(983,003)	-	-
Melar Acquisition Corp. I - Class A(1)	218,631	13,403,876	-	(12,746,753)	-	(657,123)	-	-
Oak Woods Acquisition Corp. - Class A(1)	-	6,103,920	1	(6,134,181)	935,029	(904,769)	-	-
RF Acquisition Corp. II	469,553	10,021,189	-	(5,041,008)	325,652	(131,359)	5,174,474	-
SIM Acquisition Corp. I - Class A(1)	-	17,065,345	-	(16,537,133)	309,734	(837,946)	-	-
Vendome Acquisition Corp. I - Class A(1)	900,280	15,096,301	-	(15,249,221)	46,501	106,419	-	-
							40,547,602
Units
Specified Purpose Acquisitions - 0.0%
Centurion Acquisition Corp. - Class A(1)	193,720	2	-	(775)	-	773	-	-
Centurion Acquisition Corp. - Class B(1)	242,151	2	-	(242,151)	-	242,149	-	-
GP-Act III Acquisition Corp. - Class A(1)	196,235	2	-	(785)	-	783	-	-
GP-Act III Acquisition Corp. - Class B(1)	245,295	3	-	(245,295)	-	245,292	-	-
							-
Total	7,777,122	$309,357,861	$9,842	$(265,322,474)	$8,159,809	$(11,657,436)	$40,547,602	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.